SUMMARY OF RIGHT-OF-USE ASSET AND LEASE LIABILITY (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Right of Use Assets Beginning Balance	$ 217,267	$ 483,113	$ 789,205
Addition			260,661
Termination			(234,980)
Depreciation	(13,546)	(265,846)	(331,773)
Right of Use Assets Ending Balance	203,721	217,267	483,113
Lease Liability Beinning Balance	217,267	483,113	789,205
Addition			260,661
Termination			(234,980)
Lease interest expense	2,539	22,057	53,768
Payments	(16,085)	(287,903)	(385,541)
Lease Liability Ending Balance	203,721	217,267	483,113
Short-term portion	57,045	77,715	287,900
Long-term portion	146,676	139,552	195,213
Operating Lease, Liability	$ 203,721	$ 217,267	$ 483,113